Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Parenthetical) (Details)			1 Months Ended	3 Months Ended	12 Months Ended		132 Months Ended
	Dec. 31, 2017 Case	Jan. 01, 1999 Plaintiff	Oct. 31, 1997 USD ($) Instalment	Nov. 30, 2017	Dec. 31, 2017 USD ($) Case Plaintiff	Dec. 31, 2007 USD ($) Plaintiff	Dec. 31, 2017 Case
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Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount					$ 32,800,000
Number of cases for which damages paid to plaintiffs | Case					135
Filter Cases | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case	71
West Virginia | West Virginia IPIC
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Plaintiff		1,200
Number of plaintiffs qualified to pursue narrow claim | Plaintiff						30
Litigation settlement amount per case						$ 7,000
Number of plaintiffs sought for damages | Plaintiff					41
West Virginia | Top of Range | West Virginia IPIC
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period				2 years
Florida | Broin v Philip Morris, Inc
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount			$ 300,000,000
Number of annual installment for payment | Instalment			3
Litigation settlement, annual installment amount			$ 100,000,000
Number of plaintiffs sought for damages			49,000,000
Total number of trials | Case							0
Florida | Broin v Philip Morris, Inc | RJ Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period			86,000,000
Total number of trials | Case							0
Florida | Broin v Philip Morris, Inc | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period			57,000,000
Total number of trials | Case							0
Florida | Broin v Philip Morris, Inc | Brown and Williamson Holdings Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period			$ 31,000,000
Total number of trials | Case							0